Related Parties, Analysis of the Balances with Related Parties (Details) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Balances with related parties [Abstract]
Amounts receivable	$ 1,238,128		$ 1,395,483
Amounts payable	3,238,018		3,701,960
Impairment losses on accounts receivable	0	$ 0
Sears Roebuck de Mexico, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	258,805		374,745
Sitios Latinoamerica, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	148,759		191,515
Amounts payable	685,795		601,438
Sanborns Hermanos, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	147,498		253,211
Patrimonial Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	308,623		184,549
Grupo Condumex, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	75,672		40,773
Amounts payable	184,474		148,996
Telesites, S.A.B. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	106,392		117,204
Claroshop.com, S.A.P.I de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	22,932		57,092
Amounts payable	76,411		82,617
Carso Infraestructura y Construccion, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts payable	799,135		1,361,945
Carso Infraestructura y Construccion, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	9,965		9,763
Fianzas Guardiana Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	438,141		444,085
Grupo Financiero Inbursa, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	127,656		151,564
Seguros Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	88,432		114,998
Industrial Afiliada, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	274,237		310,140
Banco Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts payable	27,565		23,300
Promotora Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	19,235		51,758
Cicsa Peru, S.A.C. [Member]
Balances with related parties [Abstract]
Amounts payable	140,622		123,364
Sofom Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	57,317		1,287
Other [Member]
Balances with related parties [Abstract]
Amounts receivable	159,482		166,631
Amounts payable	$ 318,998		$ 286,468